5. Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Ordinary Share Tables
Basic and diluted number of shares
	2012	2011	2010
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,070,685	2,087,922	2,099,894
Effect of dilutive potential ordinary shares: Stock options	5,630	14,277	43,481
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,076,315	2,102,199	2,143,375